Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IntangibleAssets [Abstract]
Amortization expenses	¥ 813	$ 111	¥ 1,948	¥ 3,349
2024	231
2025	119
2026	71
2027	0
2028	¥ 0